Sales and Marketing Expenses and General and Administrative Expenses - Summary of Sales and Marketing Expenses and General and Administrative Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 21,626	$ 17,120	$ 13,335
Total	101,225	70,568	48,343
Salaries and Wages
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	18,130	13,344	10,800
Total	54,931	36,727	24,697
Marketing Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	3,496	3,776	2,535
Third Party Services
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	22,600	18,500	12,431
Other Operating Expenses
Disclosure Of Sales And Marketing Expenses And General And Administrative Expenses [Line Items]
Total	$ 23,694	$ 15,341	$ 11,215